                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21630
                                                    -----------

                            NT Alpha Strategies Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Joseph W. McInerney, President
                            NT Alpha Strategies Fund
                             50 South LaSalle Street
                                Chicago, IL 60675
                 -----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 630-6000
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. REPORTS TO STOCKHOLDERS.
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NT ALPHA STRATEGIES FUND


SEMIANNUAL REPORT



DATED SEPTEMBER 30, 2004








[NORTHERN TRUST LOGO]
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                                                        NT ALPHA STRATEGIES FUND

TABLE OF CONTENTS

                                      2    STATEMENT OF ASSETS AND LIABILITIES

                                      3    SCHEDULE OF INVESTMENTS

                                      5    STATEMENT OF OPERATIONS

                                      6    STATEMENT OF CHANGES IN NET ASSETS

                                      7    STATEMENT OF CASH FLOWS

                                      8    FINANCIAL HIGHLIGHTS

                                      9    NOTES TO THE FINANCIAL STATEMENTS

                                     12    FOR MORE INFORMATION

        NOT FDIC INSURED
--------------------------------
May lose value/No bank guarantee

                           SEMIANNUAL REPORT     1     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2004 (UNAUDITED)



                                                                         NT ALPHA
ROUNDED TO THOUSANDS,                                                   STRATEGIES
EXCEPT PER UNIT DATA                                                       FUND
--------------------------------------------------------------------------------------
ASSETS:
Investments in Sub-Funds, at fair value (Cost $43,655,000)          $       43,913,000
Cash and cash equivalents                                                    6,414,000
Deposit on pending investments in Sub-Funds                                  3,900,000
Receivable from investment manager                                              27,000
Receivable from administrator                                                   11,000
Organization costs (net of amortization of $50,000)                            300,000
Prepaid and other assets                                                       188,000
Total Assets                                                                54,753,000
--------------------------------------------------------------------------------------
LIABILITIES:
Capital contributions received in advance                                    1,250,000
Payable to affiliates:
  Investment management fees                                                    22,000
  Administration fees                                                           20,000
  Custody and accounting fees                                                    3,000
  Transfer agent fees                                                            1,000
Payable for organization costs                                                 350,000
Accrued trustee fees and other liabilities                                      74,000
Total Liabilities                                                            1,720,000
--------------------------------------------------------------------------------------
Partners' Capital                                                   $       53,033,000
--------------------------------------------------------------------------------------
PARTNERS' CAPITAL
REPRESENTED BY:
Net capital contributions                                           $       52,880,000
Accumulated net investment loss                                               (105,000)
Net unrealized appreciation on investments                                     258,000
Partners' Capital                                                   $       53,033,000
--------------------------------------------------------------------------------------
UNITS OUTSTANDING (UNLIMITED AUTHORIZATION)                                  5,288,000

PARTNERS' CAPITAL VALUE, PER UNIT                                   $            10.03

SEE NOTES TO THE FINANCIAL STATEMENTS.

NT ALPHA STRATEGIES FUND   2   SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

NT ALPHA STRATEGIES FUND

                                                                           FAIR
                                                                          VALUE
                                                                       (ROUNDED TO
                                                                        THOUSANDS)
SUB-FUNDS - 82.8%
CONVERTIBLE BOND ARBITRAGE - 8.0%
(COST $4,219,000)
  Quattro Domestic Fund, L.P.                                       $        2,227,000
  Radcliffe Domestic Investors, L.P.                                         2,013,000
--------------------------------------------------------------------------------------
                                                                             4,240,000
--------------------------------------------------------------------------------------
DISTRESSED SECURITIES - 2.5%
(COST $1,313,000)
  Harbert Distressed Investment Fund, L.P.                                   1,326,000
--------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL - 4.2%
(COST $2,250,000)
  O'Connor Global Fundamental Long/Short, LLC, Class A9                      2,252,000
--------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE - 2.4%
(COST $1,250,000)
  Nephila Catastrophe Fund, L.P.                                             1,271,000
--------------------------------------------------------------------------------------
GLOBAL MACRO - 5.3%
(COST $2,812,000)
  OLEA Global Partners, L.P.                                                 1,737,000
  Lily Pond Investors, L.P.                                                  1,060,000
--------------------------------------------------------------------------------------
                                                                             2,797,000
--------------------------------------------------------------------------------------
NON-US EQUITY HEDGE - 6.6%
(COST $3,504,000)
  The Pegasus Fund Ltd., Class A (USD Shares)                                1,512,000
  Zebedee European Fund, L.P.                                                1,981,000
--------------------------------------------------------------------------------------
                                                                             3,493,000
--------------------------------------------------------------------------------------
RELATIVE VALUE ARBITRAGE - 16.7%
(COST $8,823,000)
  Everest Capital Reserve, L.P.                                              1,540,000
  Forest Multi-Strategy Fund LLC                                             2,007,000
  Hamilton Multi Strategy Fund, L.P.                                         1,526,000
  Blackthorn Partners, L.P.                                                  2,000,000
  TCM Spectrum Fund (QP), L.P.                                               1,765,000
--------------------------------------------------------------------------------------
                                                                             8,838,000
--------------------------------------------------------------------------------------
SECTOR HEDGE - 4.8%
(COST $2,500,000)
  Brightfield Partners II, L.P.                                              1,274,000
  CCL Fund, LLC, Series A                                                    1,253,000
--------------------------------------------------------------------------------------
                                                                             2,527,000
--------------------------------------------------------------------------------------
SHORT BIAS - 2.8%
(COST $1,500,000)
  Perennial Investors (QP), L.P.                                             1,505,000
--------------------------------------------------------------------------------------
SPECIAL SITUATIONS - 6.2%
(COST $3,250,000)
  The October Fund, L.P.                                            $        2,008,000
  York Distressed Opportunities Fund, L.P.                                   1,270,000
--------------------------------------------------------------------------------------
                                                                             3,278,000
--------------------------------------------------------------------------------------
STATISTICAL ARBITRAGE - 2.9%
(COST $1,548,000)
  AQR Global Stock Selection Institutional Fund, L.P.                        1,570,000
--------------------------------------------------------------------------------------
US EQUITY HEDGE - 20.4%
(COST $10,686,000)
  Alydar QP Fund, L.P.                                                       2,030,000
  CCM Small Cap Value Qualified Fund, L.P.,
   New Issue Eligible                                                          950,000
  Heirloom Qualified Partners, L.P.                                          2,280,000
  Hygrove Capital Fund (QP), L.P.                                            2,043,000
  Stadia Capital Partners (QP), L.P.                                         1,093,000
  Stonebrook Institutional Partners, L.P.                                    2,420,000
--------------------------------------------------------------------------------------
                                                                            10,816,000
--------------------------------------------------------------------------------------
TOTAL SUB-FUNDS
--------------------------------------------------------------------------------------
(COST $43,655,000)                                                          43,913,000

                                                   PRINCIPAL
                                                     AMOUNT               VALUE
CASH EQUIVALENT - 11.3%
  HSBC Bank PLC, London,
    Eurodollar Time Deposit,
    1.91%, 10/1/04                             $        6,000,000   $        6,000,000
--------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
--------------------------------------------------------------------------------------
(COST $6,000,000)                                                            6,000,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 94.1%
--------------------------------------------------------------------------------------
(COST $49,655,000)                                                          49,913,000
   Other Assets less Liabilities - 5.9%                                      3,120,000
--------------------------------------------------------------------------------------
PARTNERS' CAPITAL - 100.0%                                          $       53,033,000

SUB-FUND INVESTMENTS ARE NON-INCOME PRODUCING.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           SEMIANNUAL REPORT     3     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2004 (UNAUDITED)

NT ALPHA STRATEGIES FUND (CONTINUED)

At September 30, 2004, the NT Alpha Strategies Fund's investments were diversified as follows:

SECTOR WEIGHTINGS                                                           PERCENTAGE
Converible Bond Arbitrage                                                          8.0%
Distressed Securities                                                              2.5
Equity Market Neutral                                                              4.2
Fixed Income Arbitrage                                                             2.4
Global Macro                                                                       5.3
Non-US Equity Hedge                                                                6.6
Relative Value Arbitrage                                                          16.7
Sector Hedge                                                                       4.8
Short Bias                                                                         2.8
Special Situations                                                                 6.2
Statistical Arbitrage                                                              2.9
US Equity Hedge                                                                   20.4
Cash and Cash Equivalent                                                          17.2
--------------------------------------------------------------------------------------

Total                                                                            100.0%

SEE NOTES TO THE FINANCIAL STATEMENTS.


NT ALPHA STRATEGIES FUND   4   SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS              PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         NT ALPHA
                                                                        STRATEGIES
ROUNDED TO THOUSANDS                                                     FUND (1)
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income on cash equivalents                                 $            1,000

EXPENSES:
Investment management fees                                                      44,000
Administration fees                                                             20,000
Custody and accounting fees                                                      3,000
Transfer agent fees                                                              1,000
Insurance                                                                       13,000
Organization costs                                                              50,000
Printing                                                                         7,000
Professional fees                                                               16,000
Trustee fees and expenses                                                        9,000
Other                                                                            3,000
--------------------------------------------------------------------------------------
Total Expenses:                                                                166,000
  Less voluntary waivers of
    investment management fees                                                 (22,000)
  Less expenses reimbursed by:
    investment manager                                                         (27,000)
    administrator                                                              (11,000)
  Net Expenses                                                                 106,000
--------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                           (105,000)
--------------------------------------------------------------------------------------
UNREALIZED GAIN ON INVESTMENTS
Net change in unrealized appreciation
  on investments                                                               258,000
  Net Gains on Investments                                                     258,000
--------------------------------------------------------------------------------------

NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS         $          153,000
--------------------------------------------------------------------------------------

(1)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 1, 2004.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           SEMIANNUAL REPORT     5     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS                                  PERIOD ENDED
                                                  SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         NT ALPHA
                                                                        STRATEGIES
ROUNDED TO THOUSANDS                                                     FUND (1)
--------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                 $         (105,000)
Net change in unrealized appreciation on investments                           258,000
  Net Increase in Partners' Capital Resulting from
  Operations                                                                   153,000
--------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Capital Contributions (5,288,000 Units)                                     52,880,000
  Net Increase in Partners' Capital Resulting from
  Capital Transactions                                                      52,880,000
--------------------------------------------------------------------------------------
TOTAL INCREASE IN PARTNERS' CAPITAL                                         53,033,000

PARTNERS' CAPITAL:
Beginning of period                                                                  -
End of period                                                       $       53,033,000
--------------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                                     $         (105,000)
--------------------------------------------------------------------------------------

(1)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 1, 2004.

SEE NOTES TO THE FINANCIAL STATEMENTS.

NT ALPHA STRATEGIES FUND   6   SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS              PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         NT ALPHA
                                                                        STRATEGIES
ROUNDED TO THOUSANDS                                                     FUND (1)
--------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in partners' capital from operations                   $          153,000
Adjustments to reconcile net increase in partners' capital
  from operations to net cash provided by (used in) operating activities:
 Purchase of Sub-Funds                                                     (43,655,000)
 Net purchases of cash equivalents                                          (6,000,000)
 Net change in unrealized appreciation on Sub-Funds                           (258,000)
 Changes in operating assets and liabilities:
   Deposit on pending investments in Sub-Funds                              (3,900,000)
   Recievable from investment manager                                          (27,000)
   Receivable from administrator                                               (11,000)
   Organization costs                                                         (300,000)
   Prepaid and other assets                                                   (188,000)
   Investment management fees payable                                           22,000
   Administration fees payable                                                  20,000
   Custody and accounting fees payable                                           3,000
   Transfer agent fees payable                                                   1,000
   Payable for organization costs                                              350,000
   Payable for trustees and other liabilities                                   74,000
 Net cash flow used in operating activities                                (53,716,000)
--------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
Partners' capital contributions                                             52,880,000
Capital contributions received in advance                                    1,250,000
 Net cash flow provided by financing activities                             54,130,000
--------------------------------------------------------------------------------------
NET INCREASE IN CASH                                                           414,000
Cash - Beginning of Period                                                           -
Cash - End of Period                                                           414,000

(1)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 1, 2004.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                           SEMIANNUAL REPORT     7     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS                 PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                         NT ALPHA
                                                                        STRATEGIES
SELECTED PER UNIT DATA                                                   FUND (3)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $            10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                                              (0.02)
Net unrealized gains                                                              0.05
  Total Income from Investment Operations                                         0.03
--------------------------------------------------------------------------------------
Partners' Capital Value, End of Period                              $            10.03
--------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                                  0.29%

SUPPLEMENTAL DATA AND RATIOS:
Partners' Capital, rounded to thousands, end of period              $       53,033,000
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                                     2.45%
  Expenses, before waivers and reimbursements                                     3.82%
  Net investment loss, net of waivers and reimbursements                         (2.42)%
  Net investment loss, before waivers and reimbursements                         (3.79)%
Portfolio Turnover Rate                                                           0.00%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 1, 2004.

SEE NOTES TO THE FINANCIAL STATEMENTS.

NT ALPHA STRATEGIES FUND   8   SEMIANNUAL REPORT

                                                        NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2004 (UNAUDITED)

1  ORGANIZATION

NT Alpha Strategies Fund (the "Fund") was organized as a Delaware statutory trust on April 5, 2004 and was registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified, management investment company on September 1, 2004. The Fund commenced operations on September 1, 2004. The Fund's investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund will operate as a "Fund-of-Funds," investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the "Sub-Funds") managed by investment advisers selected by the Fund's investment manager. The Fund will seek to provide investors with exposure to alternative investment strategies, as part of such investors' larger portfolio allocations, by investing in diversified markets, instruments and investment styles.

The Fund is offering common interests in a private placement to qualified investors that are "Accredited Investors" within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common units are offered monthly. The minimum subscription per investor is $250,000. Subscriptions are payable in full at the time an investor returns the Subscription Agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Please note that U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following "feeder funds," both of which will invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers. The Fund is authorized to issue Preferred units, although none have been offered at September 30, 2004. The Fund does not currently intend to make any distributions.

Northern Trust Global Advisors, Inc. ("NTGA"), a subsidiary of Northern Trust Corporation ("NTC"), serves as the investment manager. The Northern Trust Company ("Northern Trust"), is the custodian, fund accountant and transfer agent to the Fund. Northern Trust Investments, N.A. ("NTI"), a wholly owned subsidiary of Northern Trust, serves as the Administrator. Northern Trust Securities, Inc., a subsidiary of NTC, serves as placement agent to the Fund. PFPC Inc. ("PFPC") and International Fund Services (N.A.), L.L.C. ("IFS") serve as sub-administrators to the Fund.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Investments in Sub-Funds are valued at fair value, as determined by the Board of Trustees ("Board") or its delegates. In determining the fair value of each Sub-Fund Investment, the Board or its delegates will take into account the estimated net asset value of such Sub-Fund Investment provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in the Board or its delegates judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS - The Fund treats all financial instruments that mature within three months as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis.

D) FEES AND EXPENSES - The Fund will be responsible for paying the fees of the investment manager, the Trustees, due diligence and negotiation expenses, fees and expenses of custodians, administrators, transfer and distribution agents, counsel, independent accountants, insurance, filings and registrations, proxy expenses, communications to investors, interest, taxes, portfolio transaction expenses, indemnification, litigation and other extraordinary expenses and such other expenses as are approved by the Board as being reasonably related to the organization, operation or administration of the Fund. Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. The Fund has chosen to amortize organization costs through March 31, 2005. The Fund will also be responsible for paying the organization and operating expenses of the Feeder Funds.

                           SEMIANNUAL REPORT     9     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the "Advisory Fees"). The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund's NAV per year and incentive fees typically range between 10% and 25% of the Sub-Fund's net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES - The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each Partner is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

3  RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTGA is entitled to receive a 1.00% per annum fee of the Fund's net asset value payable quarterly in arrears calculated as of the last business day of each quarter. For the one month ended September 30, 2004, NTGA voluntarily agreed to waive a 0.50% of the management fees as shown on the accompanying Statement of Operations. The waiver described above will terminate on March 31, 2005. NTGA also reimbursed the Fund as shown on the accompanying Statement of Operations for all operating expenses that exceed 0.50% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an Administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund's net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained PFPC and IFS as sub-administrators and are paid directly by NTI for their services.

NTI has agreed to reimburse the Fund as shown on the accompanying Statement of Operations for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund's net asset value. The reimbursement described above is voluntary.

On September 1, 2004, the NTC made an initial investment of $33 million in the Fund. Pursuant to federal banking law, NTC must reduce its investment in the Fund to under 25% of the Fund's total assets within one year of its initial investment. Should the Fund's assets be reduced as a result of an NTC redemption (and the current administration fee of 0.30% per annum on the sum of administration, sub-administration, custody and transfer agency and current operating expenses of 0.50% per annum be modified), the remaining investors would bear a higher proportion of the Fund's expenses. A substantial reduction in the Fund's net assets may make it more difficult for the Fund to implement its investment strategies and fulfill its investment objectives.

4  INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $43,655,000 and proceeds from sales of Sub-Funds of $0 (excluding short-term investments) for the one-month period ended September 30, 2004.

At September 30, 2004, the estimated cost of investments for federal income tax purposes was $43,655,000. At September 30, 2004, accumulated net unrealized appreciation on investments was $258,000, consisting of $356,000 gross unrealized appreciation and $98,000 gross unrealized depreciation.

5  PARTNERS' ALLOCATION

The net assets of the Fund are determined on the last business day of each calendar month. Profits and losses of the Fund will be allocated among the holders based on the balance in each Partner's capital account at the beginning of each calendar month.

6  RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK - The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, "dollar" rolls, issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund's net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage

NT ALPHA STRATEGIES FUND   10   SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2004 (UNAUDITED)

in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors' claims may be senior to the rights of Unitholders in the Fund.

7  BOARD OF TRUSTEES

Each member of the Board of Trustees who is not an "interested person" of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000 plus a fee of $2,500 for each board meeting attended in person or $1,000 for each board meeting attended telephonically. Also, the chair of the Fund's Audit Committee will be paid an additional annual fee of $10,000. Currently, there are a total of four Trustees of which one is an "interested person" of the Fund. The Fund reimburses those Trustees who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

                           SEMIANNUAL REPORT     11     NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") within 60 days after the first and third quarters of each fiscal year on Form N-Q, beginning with the quarter ending December 31, 2004. The Form N-Q will be available on the SEC's Web site at sec.gov. You may also obtain a copy at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

A description of the Fund's Proxy Voting Policies and Procedures is available, without charge, upon request, by contacting the investment manager at 800/595-9111 or by visiting the SEC's Web site at www.sec.gov after August 31, 2005. Information regarding how the Fund voted proxies, if any, relating to portfolio securities for the period September 1, 2004 through June 30, 2005 will be available, without charge, upon request, by contacting the investment manager at 800/595-9111 or by visiting the SEC's Web site at www.sec.gov after August 31, 2005.

NT ALPHA STRATEGIES FUND   12   SEMIANNUAL REPORT

                                                                     H DG SARCVR

ITEM 2. CODE OF ETHICS.

Not applicable for reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NT Alpha Strategies Fund does not currently have a policy by which shareholders may recommend directors to its board of directors, but NT Alpha Strategies Fund intends to implement such a policy in the near future.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
       (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           NT Alpha Strategies Fund
            -------------------------------------------------------------

By (Signature and Title)*      /s/ Joseph W. McInerney
                         --------------------------------------------
                               Joseph W. McInerney, President
                               (Principal Executive Officer)

Date                           December 9, 2004
    --------------------------------------------------------------


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Joseph W. McInerney
                         --------------------------------------------
                               Joseph W. McInerney, President
                               (Principal Executive Officer)

Date                           December 9, 2004
    -----------------------------------------------------------------

By (Signature and Title)*      /s/ Brian P. Ovaert
                         --------------------------------------------
                               Brian P. Ovaert, Treasurer
                               (Principal Financial Officer)

Date                           December 9, 2004
    -----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.